SEGMENT AND GEOGRAPHIC INFORMATION - Sales by geographical area (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of geographical areas [line items]
Sales	$ 32,531	$ 37,107
Total Americas
Disclosure of geographical areas [line items]
Sales	12,385	13,946
United States
Disclosure of geographical areas [line items]
Sales	4,246	4,807
Brazil
Disclosure of geographical areas [line items]
Sales	3,723	4,152
Canada
Disclosure of geographical areas [line items]
Sales	1,810	1,783
Mexico
Disclosure of geographical areas [line items]
Sales	1,470	1,683
Argentina
Disclosure of geographical areas [line items]
Sales	523	909
Others Americas
Disclosure of geographical areas [line items]
Sales	613	612
Total Europe
Disclosure of geographical areas [line items]
Sales	17,160	19,914
Germany
Disclosure of geographical areas [line items]
Sales	3,082	3,685
France
Disclosure of geographical areas [line items]
Sales	2,270	2,794
Poland
Disclosure of geographical areas [line items]
Sales	2,270	2,420
Spain
Disclosure of geographical areas [line items]
Sales	2,006	2,256
Italy
Disclosure of geographical areas [line items]
Sales	1,453	1,415
Belgium
Disclosure of geographical areas [line items]
Sales	885	1,133
Netherlands
Disclosure of geographical areas [line items]
Sales	700	806
United Kingdom
Disclosure of geographical areas [line items]
Sales	722	755
Czech Republic
Disclosure of geographical areas [line items]
Sales	636	681
Turkey
Disclosure of geographical areas [line items]
Sales	495	524
Russia
Disclosure of geographical areas [line items]
Sales	0	494
Ukraine
Disclosure of geographical areas [line items]
Sales	268	195
Romania
Disclosure of geographical areas [line items]
Sales	202	192
Others Europe
Disclosure of geographical areas [line items]
Sales	2,171	2,564
Total Asia & Africa
Disclosure of geographical areas [line items]
Sales	2,986	3,247
South Africa
Disclosure of geographical areas [line items]
Sales	929	974
Morocco
Disclosure of geographical areas [line items]
Sales	375	385
Egypt
Disclosure of geographical areas [line items]
Sales	62	22
Rest of Africa
Disclosure of geographical areas [line items]
Sales	209	284
China
Disclosure of geographical areas [line items]
Sales	398	364
Kazakhstan
Disclosure of geographical areas [line items]
Sales	0	298
South Korea
Disclosure of geographical areas [line items]
Sales	168	176
India
Disclosure of geographical areas [line items]
Sales	82	59
Rest of Asia
Disclosure of geographical areas [line items]
Sales	$ 763	$ 685